CONCENTRATIONS (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sales Revenue, Goods, Net, Percentage	74.00%	74.00%
Vendor One [Member]
Concentration Risk, Benchmark Description	more than 10%	more than 10%
Concentration Risk, Percentage	11.00%	14.00%
Vendor Two [Member]
Concentration Risk, Benchmark Description		more than 10%
Concentration Risk, Percentage		11.00%
Customer One [Member]
Concentration Risk, Benchmark Description	over 10%	over 10%
Concentration Risk, Percentage	24.00%	31.00%
Customer Two [Member]
Concentration Risk, Benchmark Description	over 10%	over 10%
Concentration Risk, Percentage	21.00%	26.00%
Customer Three [Member]
Concentration Risk, Benchmark Description	over 10%	over 10%
Concentration Risk, Percentage	14.00%	15.00%